Financial assets and liabilities - Summary of Managers and Directors Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets and liabilities
Short-term employee and key management benefits	R$ 196,334	R$ 175,487	R$ 207,026
Share based compensation	37,492	67,569	97,510
Post-employment benefits	2,642	2,369	60,781
Employment termination benefits		1,645	2,888
Other long-term benefits	9,545	5,981
Managers' and directors' compensation	R$ 246,013	R$ 253,051	R$ 368,205